UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: July 31, 2011

Item 1. Schedule of Investments

Schedule of Investments	AIG Money Market Fund
July 31, 2011 (unaudited)

Face Amount
(000)		Value (000)

Schedule of Investments
Commercial Paper (A) (41.3%)

	BNP Paribas
$200,000	0.130%, 08/01/11	$200,000
	BNZ International
25,000	0.130%, 08/03/11 (B)	25,000
	Barclays
200,000	0.080%, 08/03/11	199,999
	Credit Agricole
200,000	0.130%, 08/01/11	200,000
	Erste
70,000	0.160%, 08/02/11 (B)	69,999
135,000	0.190%, 08/05/11 (B)	134,997
	ING US Funding
125,000	0.140%, 08/01/11	125,000
50,000	0.150%, 08/25/11	49,995
	Intesa Funding, LLC
200,000	0.130%, 08/01/11	200,000
	KFW
100,000	0.170%, 08/01/11 (B)	100,000
50,000	0.060%, 08/01/11 (B)	50,000
40,000	0.110%, 08/11/11 (B)	39,999
	NRW.Bank
100,000	0.230%, 10/05/11 (B)	99,958
	Natixis
175,000	0.120%, 08/01/11	175,000
	National Australia
65,000	0.100%, 08/01/11 (B)	65,000
	Societe Generale
100,000	0.150%, 08/04/11	99,999
	Toronto-Dominion
9,000	0.150%, 09/26/11 (B)	8,998
	UBS Finance
200,000	0.120%, 08/01/11	200,000
	US Bank
200,000	0.150%, 08/05/11	200,000
	Commonwealth Bank of Australia
100,000	0.200%, 10/04/11 (B)	99,964
	Swedbank
150,000	0.180%, 09/12/11	149,969
	Walt Disney
20,000	0.100%, 08/08/11 (B)	20,000
20,000	0.100%, 09/20/11 (B)	19,997

	Total Commercial Paper (Cost $2,533,874)	2,533,874

Certificates of Deposit (33.0%)

	Bank of Montreal
200,000	0.070%, 08/02/11	200,000
	Bank of Tokyo
100,000	0.220%, 09/12/11	100,000
	Commerzbank
200,000	0.095%, 08/03/11	200,000
	Deutsche Bank
100,000	0.180%, 09/06/11	100,000
100,000	0.240%, 10/18/11	100,001
	Lloyds TSB Bank
75,000	0.320%, 08/08/11	75,003
	Mizuho Corporate Bank
100,000	0.180%, 08/05/11	100,000
75,000	0.180%, 08/22/11	75,000
	National Australia Bank
100,000	0.150%, 09/02/11	100,000
	Nordea Bank Finland
75,000	0.150%, 09/06/11	75,000
	Rabobank Nederland
250,000	0.180%, 08/09/11	250,000
	Skandinaz Enskilda
150,000	0.090%, 08/04/11	150,000
	Societe Generale
100,000	0.160%, 08/04/11	100,000
	Sumitomo Mitsui Bank
75,000	0.140%, 08/01/11	75,000
125,000	0.170%, 08/02/11	125,000
	Toronto-Dominion Bank
100,000	0.110%, 08/01/11	100,000
100,000	0.110%, 08/11/11	100,000

	Total Certificates of Deposit (Cost $2,025,004)	2,025,004

Time Deposits (17.5%)

	ANZ Banking
250,000	0.090%, 08/01/11	250,000
	Bank of Nova Scotia
200,000	0.100%, 08/01/11	200,000
	DNB Nor Bank
148,720	0.100%, 08/01/11	148,720
	Mizuho Bank
75,000	0.120%, 08/01/11	75,000
	Royal Bank of Scotland
200,000	0.120%, 08/01/11	200,000
	Svenska Handelsbank
200,000	0.120%, 08/01/11	200,000

	Total Time Deposits (Cost $1,073,720)	1,073,720

Repurchase Agreement (C) (8.2%)

500,000	Barclays Capital 0.150%, dated 07/29/11, to be repurchased on 08/01/11, repurchase price $500,006,250 (Collateralized by various FHLB/FHLMC/FNMA obligations, ranging in par value $25,111,000-$115,016,000, 0.000%- 4.625%, 01/24/2012-08/25/2016, with a total market value of $510,000,698)	500,000

	Total Repurchase Agreement (Cost $500,000)	500,000

	Total Investments (100.0%) (Cost $6,132,598)†	$6,132,598

Percentages are based on net assets of $6,132,580 (000).

(A)	Discount notes. The rate reported is the effective yield at the time of purchase.

Schedule of Investments	AIG Money Market Fund
July 31, 2011 (unaudited)

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On July 31, 2011, the value of these liquid securities amounted to $733,912 (000), representing 11.97% of the net assets of the Fund.

(C)	Tri-Party Repurchase Agreement

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FMNA	Federal National Mortgage Association
LLC	Limited Liability Company
† For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
As of July 31, 2011, all of the Fund’s investments are Level 2 in accordance with ASC 820. For the quarter ended July 31, 2011, there were no level 3 securities. For the quarter ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
AIG-QH-001-1600

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Philip T. Masterson
Philip T. Masterson
President

Date: September 28, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philip T. Masterson
Philip T. Masterson
President

Date: September 28, 2011

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 28, 2011